UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                           FORM 13F

                     FORM 13F COVER PAGE


Report for the Quarter Ended June 30, 1999

Institutional Investment Manager Filing this Report:

Name:    HLM Management Company
Address: 222 Berkeley Street
         Boston, MA 02116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       A.R. Haberkorn III
Phone:      617-266-0030
Signature, Place and Date of Signing:

    A.R. Haberkorn     Boston, Massuchusettes      August 6, 1999

Report Type (Check only one):
[X ]   13F HOLDINGS REPORT
[  ]   13F NOTICE
[  ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:   15,279,505
Form 13F Information Table Value Total: $679,601,000.00

                              FORM 13F INFORMATION TABLE

                       TITLE           VALUE   SHARES/INVSTMT   VOTING AUTH
NAME OF ISSUER         CLASS  CUSIP   (x$1000) PRN AMT DSCRET SOLE  SHARE NONE
------------------     ------- --------- -------- -------- --- ------- ------
@Plan, Inc.            COM   04962Q100   4813   323000  SOLE   273400     49600
Accredo Health, Inc.   COM   00437V104   8181   249800  SOLE   214500     35300
Advance Paradigm Inc.  COM   007491103   1354    22200  SOLE    22200      0
American Dental        COM   025353103    927   113300  SOLE   113300      0
Applied Micro Circuits COM   03822W109  27562   335100  SOLE   283000     52100
Applied Science & Tech COM   038236105  14816   658500  SOLE   558000    100500
Ardent Software        COM   039794102  16016   753700  SOLE   638300    115400
Asyst Technology       COM   04648X107  12738   425500  SOLE   360000     65500
Aware, Inc.            COM   05453N100   7445   161400  SOLE   136800     24600
Bottomline Tech        COM   101388106  13271   250400  SOLE   213100     37300
Bright Horizons Family COM   109195107  10135   536950  SOLE   455650     81300
Brocade Communications COM   111621108   5863    60800  SOLE    51500      9300
CareInsite, Inc.       COM   14170M106   1214    25700  SOLE    25700         0
Citadel Commun.        COM   172853202  17891   494400  SOLE   418800     75600
Closure Medical        COM   189093107  10413   347100  SOLE   299100     48000
Computer Network Tech  COM   204925101  13853   640600  SOLE   542500     98100
Copper Mountain        COM   217510106   6574    85100  SOLE    71900     13200
Coventry Corp.         COM   222862104    849    77600  SOLE    77600         0
Cybex Computer Product COM   232522102   6247   224100  SOLE   189900     34200
Emulex Corp.           COM   292475209  28686   258000  SOLE   218300     39700
FYI Inc.               COM   302712104  14567   464300  SOLE   397500     66800
Garden Burger          COM   365476100   1980   224700  SOLE   190200     34500
Hanger Orthopedic      COM   41043F208   1156    81500  SOLE    81500         0
Healthcare Recoveries  COM   42220K101    415    87300  SOLE    87300         0
Heico Corporation      COM   422806109   6195   247200  SOLE   210100     37100
J. Jill Group, Inc.    COM   466189107   8645   591100  SOLE   501300     89800
Knight Transport       COM   499064103   9870   461749  SOLE   391249     70500
Kroll-O'Gara Company   COM   501050108  11155   505600  SOLE   428000     77600
Lab One                COM   50540E101   1029   100400  SOLE   100400         0
Laser Vision Centers   COM   51807H100   7724   124700  SOLE   107700     17000
LifePoint Hospitals    COM   53219L109   6090   453200  SOLE   391600     61600
Metro Network          COM   591918107  14545   272500  SOLE   230800     41700
P.F. Chang             COM   69333Y108   6691   309400  SOLE   262300     47100
PRI Automation         COM   69357H106  10784   297500  SOLE   252700     44800
PROVANT, Inc.          COM   743724106  10288   672100  SOLE   569800    102300
Perclose               COM   71361C107  12631   262800  SOLE   224000     38800
Phone.com, Inc.        COM   71920Q100   8215   146700  SOLE   124000     22700
Pinnacle Holdings      COM   72346N101  15972   651900  SOLE   552100     99800
Power Integrations     COM   739276103  25575   349748  SOLE   296048     53700
Private Business       COM   74267D104   5145   508100  SOLE   430500     77600
Profit Recovery        COM   743168106  24702   522100  SOLE   442300     79800
QLogic                 COM   747277101  23285   176400  SOLE   149400     27000
Quanta Services, Inc.  COM   74762E102  20847   473800  SOLE   400900     72900
RARE Hospitality Int'  COM   753820109   4717   185000  SOLE   156000     29000
RF Micro Devices       COM   749941100  20604   276100  SOLE   233800     42300
Rayovac                COM   755081106  15582   686800  SOLE   581100    105700
Res-Care, Inc.         COM   760943100   4115   180900  SOLE   115570     25150
Sanchez Computer       COM   799702105  15734   454400  SOLE   385200     69200
Smith-Gardner          COM   832059109   4288   531900  SOLE   450800     81100
Sunrise Assisted       COM   86768K106  12248   351200  SOLE   303600     47600
Towne Services, Inc.   COM   892148107   7456   946800  SOLE   802600    144200
Trex Company, Inc.     COM   89531P105   6349   250200  SOLE   211600     38600
Xomed Surgical Product COM   98412V107  19623   403050  SOLE   343400     59650
nFront, Inc.           COM   65334N109   3037   200000  SOLE   169300     30700